Pensions and Post Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Pensions and Post Retirement Benefits
Schedule of disclosure of defined benefit plans

The funded status of the company’s defined benefit pension and post retirement plans at December 31 were as follows:

	Defined benefit		Defined benefit
	pension plans		post retirement plans
	2021	2020	2021	2020
Benefit obligation	(1,070.9)	(914.8)	(83.9)	(89.2)
Fair value of plan assets	1,014.7	700.9	—	—
Net accrued liability(1)	(56.2)	(213.9)	(83.9)	(89.2)

Weighted average assumptions used to determine benefit obligations:
Discount rate	2.6%	2.2%	3.1%	2.6%
Rate of compensation increase	2.2%	2.6%	3.7%	3.4%
Health care cost trend	—	—	3.6%	3.5%
(1)

The defined benefit pension plan net accrued liability at December 31, 2021 of $56.2 (December 31, 2020 - $213.9) was comprised of pension deficits of $170.0 , partially offset by pension surpluses of $113.8 (December 31, 2020 - $262.7, partially offset by $48.8). See notes 13 and 14.

Schedule of pension and post retirement expenses recognized

Pension and post retirement benefit expenses recognized in the consolidated statement of earnings for the years ended December 31 were as follows:

	2021	2020
Defined benefit pension plan expense	25.8	24.3
Defined contribution pension plan expense	57.8	53.7
Defined benefit post retirement plan expense (recovery)(1)	2.0	(39.8)
	85.6	38.2
(1)	During 2020 Odyssey Group amended its post retirement plan which resulted in a recovery of $48.5.

Schedule of pre-tax actuarial net gains (losses) recognized in the consolidated statements

Pre-tax actuarial net gains (losses) recognized in the consolidated statement of comprehensive income for the years ended December 31 were comprised as follows:

	2021	2020
Defined benefit pension plans
Actuarial net gains on plan assets and change in asset ceiling	78.6	17.6
Actuarial net gains (losses) on benefit obligations	33.8	(101.5)
	112.4	(83.9)
Defined benefit post retirement plans - actuarial net gains (losses) on benefit obligations	3.2	(4.4)
	115.6	(88.3)